Net Revenue - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Contract Balances [line items]
Revenue from contracts with customers	$ 2,161,735.8	$ 2,263,891.3	$ 1,587,415.0
Accrued expenses and other current liabilities [member]
Disclosure of Contract Balances [line items]
Revenue from contracts with customers	$ 69,598.3	$ 38,433.1	$ 11,590.4